UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA ULTRA SHORT-TERM BOND FUND - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2011


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA ULTRA SHORT-TERM BOND FUND
SEPTEMBER 30, 2011

                                                                      (Form N-Q)

94426-1111                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA ULTRA SHORT-TERM BOND FUND
September 30, 2011 (unaudited)

PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (40.8%)

            CONSUMER DISCRETIONARY (4.3%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (1.0%)
$   2,000   Nissan Motor Acceptance Corp. (a)                3.25%        1/30/2013       $  2,040
                                                                                          --------
            CABLE & SATELLITE (1.2%)
    2,500   Charter Communications Operating, LLC (a)        8.00         4/30/2012          2,550
                                                                                          --------
            GENERAL MERCHANDISE STORES (0.9%)
    2,000   Dollar General Corp.(c),(d)                      2.99         7/07/2014          1,987
                                                                                          --------
            HOUSEHOLD APPLIANCES (0.4%)
      750   Stanley Black and Decker(e)                      4.90        11/01/2012            778
                                                                                          --------
            SPECIALTY STORES (0.8%)
    1,817   Sally Holdings, LLC(c)                           2.49        11/15/2013          1,791
                                                                                          --------
            Total Consumer Discretionary                                                     9,146
                                                                                          --------
            ENERGY (5.3%)
            -------------
            INTEGRATED OIL & GAS (0.3%)
      700   Murphy Oil Corp.                                 6.38         5/01/2012            719
                                                                                          --------
            OIL & GAS DRILLING (0.5%)
    1,000   Nabors Industries, Inc.                          5.38         8/15/2012          1,032
                                                                                          --------
            OIL & GAS REFINING & MARKETING (0.6%)
      550   Valero Energy Corp.                              6.70         1/15/2013            587
      755   Valero Energy Corp.(e)                           4.75         6/15/2013            795
                                                                                          --------
                                                                                             1,382
                                                                                          --------
            OIL & GAS STORAGE & TRANSPORTATION (3.9%)
    1,205   Duke Capital Corp., LLC                          5.50         3/01/2014          1,300
      605   Enterprise Products Operating, LLC               5.65         4/01/2013            640
    1,500   Gulf South Pipeline Co., LP (a)                  5.75         8/15/2012          1,539
      550   Kaneb Pipe Line Operating Partnership, LP        5.88         6/01/2013            585
    2,000   NGPL PipeCo, LLC (a)                             6.51        12/15/2012          2,082
    2,000   Rockies Express Pipeline, LLC (a)                6.25         7/15/2013          2,129
                                                                                          --------
                                                                                             8,275
                                                                                          --------
            Total Energy                                                                    11,408
                                                                                          --------
            FINANCIALS (19.1%)
            ------------------
            CONSUMER FINANCE (0.9%)
    2,000   Capital One Financial Corp.                      1.40 (b)     7/15/2014          1,995
                                                                                          --------
            DIVERSIFIED BANKS (6.3%)
    3,500   Abbey National Treasury Services                 1.55 (b)     4/25/2013          3,556
    1,500   Credit Suisse New York                           5.00         5/15/2013          1,551
    2,000   Lloyds TSB Bank plc                              2.60 (b)     1/24/2014          1,948
    3,000   Societe Generale (a)                             2.50         1/15/2014          2,792
    2,000   Wachovia Corp.                                   0.59 (b)    10/28/2015          1,819

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1  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
$   2,000   Wells Fargo & Co.                                0.45% (b)   10/28/2015       $  1,880
                                                                                          --------
                                                                                            13,546
                                                                                          --------
            DIVERSIFIED CAPITAL MARKETS (0.5%)
    1,000   Deutsche Bank AG                                 4.88         5/20/2013          1,034
                                                                                          --------
            LIFE & HEALTH INSURANCE (3.0%)
    1,642   MetLife Global Funding I (a)                     5.13         4/10/2013          1,724
      725   MetLife Global Funding I (a)                     5.13         6/10/2014            784
    1,500   MetLife Institutional Fund (a)                   1.15 (b)     4/04/2014          1,499
      350   Pricoa Global Funding I (a)                      5.40        10/18/2012            365
      365   Pricoa Global Funding I (a)                      5.30         9/27/2013            389
      850   Principal Life Income Fundings Trust             5.30        12/14/2012            890
      814   Prudential Financial, Inc.                       5.15         1/15/2013            845
                                                                                          --------
                                                                                             6,496
                                                                                          --------
            MULTI-LINE INSURANCE (0.4%)
      800   Hartford Financial Services Group, Inc.          5.25        10/15/2011            801
                                                                                          --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
    1,000   General Electric Capital Corp.                   0.82 (b)     1/07/2013          1,003
      600   General Electric Capital Corp.(e)                1.88         9/16/2013            603
      900   General Electric Capital Corp.                   1.36 (b)     9/23/2013            898
                                                                                          --------
                                                                                             2,504
                                                                                          --------
            PROPERTY & CASUALTY INSURANCE (0.2%)
      500   Xl Capital Finance plc                           6.50         1/15/2012            507
                                                                                          --------
            REGIONAL BANKS (0.2%)
      500   PNC Funding Corp.                                0.45 (b)     1/31/2014            493
                                                                                          --------
            REITs - DIVERSIFIED (1.1%)
      250   Liberty Property, LP                             6.38         8/15/2012            258
    2,000   Washington REIT                                  5.25         1/15/2014          2,122
                                                                                          --------
                                                                                             2,380
                                                                                          --------
            REITs - OFFICE (1.6%)
      500   Duke Realty, LP                                  5.45        10/01/2012            509
      760   HRPT Properties Trust                            6.50         1/15/2013            772
      525   Mack-Cali Realty, LP                             5.25         1/15/2012            530
    1,500   Mack-Cali Realty, LP                             4.60         6/15/2013          1,563
                                                                                          --------
                                                                                             3,374
                                                                                          --------
            REITs - RESIDENTIAL (0.5%)
    1,000   UDR, Inc.                                        5.50         4/01/2014          1,062
                                                                                          --------
            REITs - RETAIL (2.6%)
      350   Kimco Realty Corp.                               6.00        11/30/2012            365
    1,450   Kimco Realty Corp.                               4.82         6/01/2014          1,532
      500   Weingarten Realty Investors                      5.26         5/15/2012            506
    2,200   Weingarten Realty Investors                      5.65         1/15/2013          2,281
    1,000   Weingarten Realty Investors                      4.99         9/03/2013          1,021
                                                                                          --------
                                                                                             5,705
                                                                                          --------
            REITs - SPECIALIZED (0.6%)
      500   Health Care Property Investors, Inc.             5.63         2/28/2013            514
      680   Health Care Property Investors, Inc.             5.65        12/15/2013            715
                                                                                          --------
                                                                                             1,229
                                                                                          --------
            Total Financials                                                                41,126
                                                                                          --------
            HEALTH CARE (1.5%)
            ------------------
            HEALTH CARE FACILITIES (1.0%)
    2,277   HCA, Inc. (c)                                    1.62        11/19/2012          2,256
                                                                                          --------
            HEALTH CARE SUPPLIES (0.5%)
    1,000   DENTSPLY International, Inc.                     1.80 (b)     8/15/2013          1,003
                                                                                          --------

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                                                   Portfolio of Investments |  2

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
PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
            Total Health Care                                                                3,259
                                                                                          --------
            INDUSTRIALS (0.6%)
            ------------------
            OFFICE SERVICES & SUPPLIES (0.6%)
$   1,315   Avery Dennison Corp.                             4.88%        1/15/2013       $  1,369
                                                                                          --------
            INFORMATION TECHNOLOGY (0.5%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
    1,110   Computer Sciences Corp.                          5.00         2/15/2013          1,152
                                                                                          --------
            MATERIALS (3.8%)
            ----------------
            CONSTRUCTION MATERIALS (1.4%)
    3,000   Lafarge North America, Inc.                      6.88         7/15/2013          2,958
       52   Vulcan Materials Co.                             6.30         6/15/2013             52
                                                                                          --------
                                                                                             3,010
                                                                                          --------
            DIVERSIFIED CHEMICALS (0.3%)
      630   Dow Chemical Co.                                 6.00        10/01/2012            659
                                                                                          --------
            INDUSTRIAL GASES (1.0%)
    2,000   Airgas, Inc.                                     2.85        10/01/2013          2,048
                                                                                          --------
            STEEL (1.1%)
    2,300   ArcelorMittal                                    5.38         6/01/2013          2,348
                                                                                          --------
            Total Materials                                                                  8,065
                                                                                          --------
            MUNICIPAL BONDS (0.5%)
            ----------------------
            AIRPORT/PORT (0.5%)
    1,000   Chicago Midway Airport(e)                        3.53         1/01/2041          1,026
                                                                                          --------
            TELECOMMUNICATION SERVICES (0.9%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.9%)
    1,990   Crown Castle Operating Co. (c)                   1.74         3/06/2014          1,929
                                                                                          --------
            UTILITIES (4.3%)
            ----------------
            ELECTRIC UTILITIES (1.3%)
    1,000   Entergy New Orleans, Inc.                        5.25         8/01/2013          1,066
      532   FPL Group Capital, Inc.                          2.55        11/15/2013            541
      500   Nevada Power Co.                                 6.50         4/15/2012            514
      700   PPL Energy Supply, LLC                           6.40        11/01/2011            703
                                                                                          --------
                                                                                             2,824
                                                                                          --------
            GAS UTILITIES (0.5%)
    1,000   Atmos Energy Corp.                               5.13         1/15/2013          1,049
                                                                                          --------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.7%)
    1,500   AES Corp.                                        7.75         3/01/2014          1,537
                                                                                          --------
            MULTI-UTILITIES (1.8%)
    1,500   CMS Energy Corp.                                 2.75         5/15/2014          1,476
    2,300   Sempra Energy                                    2.00         3/15/2014          2,325
                                                                                          --------
                                                                                             3,801
                                                                                          --------
            Total Utilities                                                                  9,211
                                                                                          --------
            Total Corporate Obligations (cost: $88,316)                                     87,691
                                                                                          --------

================================================================================

3  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
            EURODOLLAR AND YANKEE OBLIGATIONS (8.0%)

            FINANCIALS (6.3%)
            -----------------
            DIVERSIFIED BANKS (4.4%)
$   1,000   Anz National International Ltd. (a)              2.38%       12/21/2012       $  1,006
    1,500   Bank of Tokyo-Mitsubishi, Ltd. (a)               2.60         1/22/2013          1,527
    1,500   Groupe BPCE S.A. (a)                             2.02 (b)     2/07/2014          1,421
    1,000   National Australia Bank Ltd. (a)                 1.20 (b)     7/25/2014          1,012
    1,000   Sumitomo Mitsui Banking Corp. (a)                1.20 (b)     7/22/2014          1,004
    1,500   Westpac Banking Corp.                            2.10         8/02/2013          1,522
    2,000   Westpac Banking Corp. (a)                        1.10 (b)     3/31/2014          2,008
                                                                                          --------
                                                                                             9,500
                                                                                          --------
            LIFE & HEALTH INSURANCE (0.5%)
    1,000   Met Life Global Funding I (a)                    1.00 (b)     1/10/2014            999
                                                                                          --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.4%)
    2,000   ING Bank N.V. (a)                                1.40 (b)     3/15/2013          1,987
      300   ING Bank N.V. (a)                                1.57 (b)    10/18/2013            295
      700   Santander U.S. Debt S.A. (a)                     2.49         1/18/2013            681
                                                                                          --------
                                                                                             2,963
                                                                                          --------
            Total Financials                                                                13,462
                                                                                          --------
            MATERIALS (1.6%)
            ----------------
            DIVERSIFIED METALS & MINING (0.6%)
    1,250   Anglo American Capital (a)                       2.15         9/27/2013          1,247
                                                                                          --------
            METAL & GLASS CONTAINERS (1.0%)
    1,955   Rexam plc (a)                                    6.75         6/01/2013          2,093
                                                                                          --------
            Total Materials                                                                  3,340
                                                                                          --------
            TELECOMMUNICATION SERVICES (0.1%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
      300   Telecom Italia Capital                           5.25        11/15/2013            294
                                                                                          --------
            Total Eurodollar and Yankee Obligations
               (cost: $17,215)                                                              17,096
                                                                                          --------
            ASSET-BACKED SECURITIES (10.1%)

            FINANCIALS (10.1%)
            ------------------
            ASSET-BACKED FINANCING (10.1%)
      277   AESOP Funding II, LLC (a)                        0.37 (b)     8/20/2013            273
      102   Americredit Prime Automobile Receivables Trust   5.35         9/09/2013            102
    1,730   Arkle Finance Trust Ltd. (a)                     1.44 (b)     5/17/2060          1,724
    3,500   Arran Residential Mortgages Funding plc          1.75 (b)    11/19/2047          3,487
      500   Bank of America Credit Card Trust                0.52 (b)     6/16/2014            499
    1,000   Cabela's Credit Card Master Note Trust (a)       0.63 (b)    10/15/2014            999
    1,500   Capital One Multi-Asset Execution Trust          0.53 (b)    11/17/2014          1,497
      500   CIT Equipment Collateral (a)                     3.88         9/16/2013            512
    1,000   Citibank Credit Card Issuance Trust              6.30 (b)     6/20/2014          1,035
      788   Citibank Credit Card Issuance Trust              0.64 (b)     7/15/2014            785
      800   GE Equipment Midticket, LLC (a)                  0.94         7/14/2014            801
    1,000   Holmes Master Issuer plc (a)                     1.65 (b)    10/15/2054          1,000
    1,500   Holmes Master Issuer plc                         1.95 (b)    10/21/2054          1,500
    1,000   MBNA Credit Card Master Note Trust               0.65 (b)     7/15/2015            992
    2,000   Permanent Master Issuer plc (a)                  1.65 (b)     7/15/2042          2,000
      632   Santander Drive Auto Receivable Trust (a)        1.48         5/15/2017            628
    1,330   Santander Drive Auto Receivables Trust           2.35        11/16/2015          1,328
    1,039   SLC Student Loan Trust                           0.37 (b)     1/15/2019          1,018

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                                                   Portfolio of Investments |  4

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
PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
$   1,500   Volvo Financial Equipment, LLC (a)               2.99%        5/15/2017       $  1,513
                                                                                          --------
            Total Financials                                                                21,693
                                                                                          --------
            Total Asset-Backed Securities (cost: $21,687)                                   21,693
                                                                                          --------
            COMMERCIAL MORTGAGE SECURITIES (10.4%)

            FINANCIALS (10.4%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (10.4%)
      619   Banc of America Commercial Mortgage, Inc.        4.50         7/10/2043            628
    1,516   Banc of America Commercial Mortgage, Inc.        4.78         7/10/2043          1,525
       39   Banc of America Commercial Mortgage, Inc.        4.76         7/10/2045             40
    3,000   Banc of America Commercial Mortgage, Inc.        6.02         2/10/2051          3,080
      187   Citigroup Deutsche Bank Commercial Mortgage
               Trust                                         5.27         7/15/2044            189
    1,735   GE Capital Commercial Mortgage Corp.             5.33        11/10/2045          1,768
       26   GMAC Commercial Mortgage Securities, Inc.        6.70         4/15/2034             26
    2,203   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              4.65         1/12/2037          2,257
    1,135   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.20         8/12/2037          1,183
    2,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.45        12/12/2043          2,046
    1,100   LB-UBS Commercial Mortgage Trust                 4.57         1/15/2031          1,158
       67   LB-UBS Commercial Mortgage Trust (g)             5.39         2/15/2040             67
    2,065   Merrill Lynch Mortgage Trust                     5.61         5/12/2039          2,105
    2,000   Morgan Stanley Capital I, Inc.                   5.62        12/12/2049          2,036
      572   Morgan Stanley Capital I, Inc.                   5.62         7/12/2044            575
      363   Morgan Stanley Capital I, Inc.                   4.51         7/15/2056            371
      416   Wachovia Bank Commercial Mortgage Trust (a)      4.24        10/15/2035            418
    2,950   Wachovia Bank Commercial Mortgage Trust          5.46        12/15/2044          2,969
                                                                                          --------
            Total Financials                                                                22,441
                                                                                          --------
            Total Commercial Mortgage Securities
               (cost: $22,392)                                                              22,441
                                                                                          --------
            MUNICIPAL BONDS (19.4%)

            AIRPORT/PORT (1.5%)
    1,500   Greater Orlando Aviation Auth.                   4.50        10/01/2013          1,594
    1,500   Houston Airport System                           5.00         7/01/2013          1,591
                                                                                          --------
                                                                                             3,185
                                                                                          --------
            EDUCATION (1.8%)
    2,000   New Jersey EDA                                   2.14         9/01/2012          2,020
    1,000   New Jersey EDA                                   3.10         9/01/2013          1,032
      855   Pinellas County Educational Facilities Auth.     5.00        10/01/2014            920
                                                                                          --------
            Total Education                                                                  3,972
                                                                                          --------
            ELECTRIC UTILITIES (3.0%)
    2,300   Air Quality Dev. Auth.                           2.25 (b)    12/01/2023          2,335
    1,000   Delaware State EDA(e)                            2.30 (b)     7/01/2028          1,007
    1,000   Mississippi Business Finance Corp.               2.25 (b)    12/01/2040          1,011
    1,000   Navajo County                                    5.50 (b)     6/01/2034          1,085
      500   West Virginia EDA                                4.85 (b)     5/01/2019            529
      500   West Virginia EDA                                2.00 (b)     1/01/2041            504
                                                                                          --------
                                                                                             6,471
                                                                                          --------

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5  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
            ELECTRIC/GAS UTILITIES (1.2%)
$   1,000   San Antonio Electric and Gas Systems             1.15% (b)   12/01/2027       $  1,005
    1,500   South Carolina Public Service Auth.              0.92 (b)     6/02/2014          1,506
                                                                                          --------
                                                                                             2,511
                                                                                          --------
            ENVIRONMENTAL & FACILITIES SERVICES (4.4%)
    1,000   California Pollution Control Financing Auth.     1.45 (b)     8/01/2023          1,000
    1,000   California Pollution Control Financing Auth.     2.63 (b)    12/01/2027          1,026
    2,000   Maricopa County IDA                              2.65 (b)    12/01/2031          2,054
      750   Miami-Dade County                                1.25 (b)     9/01/2027            750
    1,500   New Jersey EDA                                   2.20        11/01/2013          1,522
    1,000   Pennsylvania Economic Dev. Financing Auth.       1.25 (b)     4/01/2019          1,000
    2,000   South Carolina Jobs EDA                          2.25 (b)    11/01/2016          2,035
                                                                                          --------
                                                                                             9,387
                                                                                          --------
            GENERAL OBLIGATION (2.3%)
      700   Andrews County                                   2.38         8/15/2012            703
    1,500   Merrimack County                                 2.30        12/30/2011          1,505
    2,800   Newark                                           3.70         2/08/2012          2,806
                                                                                          --------
                                                                                             5,014
                                                                                          --------
            INTEGRATED OIL & GAS (0.7%)
    1,500   Whiting Environmental Facilities                 2.80 (b)     6/01/2044          1,547
                                                                                          --------
            MULTI-UTILITIES (0.8%)
    1,750   Louisville/Jefferson County Metro Government     1.90 (b)     6/01/2033          1,758
                                                                                          --------
            PAPER PRODUCTS (1.0%)
    1,500   Bay County                                       5.10         9/01/2012          1,547
      660   Savannah EDA                                     5.10         8/01/2014            703
                                                                                          --------
            Total Paper Products                                                             2,250
                                                                                          --------
            TOLL ROADS (2.2%)
    2,500   North Texas Tollway Auth.                        2.31         9/01/2013          2,563
    2,000   North Texas Tollway Auth.                        2.44         9/01/2013          2,058
                                                                                          --------
                                                                                             4,621
                                                                                          --------
            WATER/SEWER UTILITY (0.5%)
    1,000   Renewable Water Resources                        1.99         1/01/2012          1,003
                                                                                          --------
            Total Municipal Bonds (cost: $41,160)                                           41,719
                                                                                          --------

            MONEY MARKET INSTRUMENTS (9.3%)

            VARIABLE-RATE DEMAND NOTES (8.5%)

            CONSUMER DISCRETIONARY (0.9%)
            -----------------------------
            AUTOMOTIVE RETAIL (0.4%)
      965   Athens-Clarke County (LOC - SunTrust Bank)       0.57        12/01/2024            965
                                                                                          --------
            HOME IMPROVEMENT RETAIL (0.5%)
    1,100   Savannah EDA (LOC - SunTrust Bank)               0.40         8/01/2025          1,100
                                                                                          --------
            Total Consumer Discretionary                                                     2,065
                                                                                          --------

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                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
            CONSUMER STAPLES (1.2%)
            -----------------------
            PACKAGED FOODS & MEAT (1.2%)
$   2,700   South Carolina Jobs EDA(e) (LOC - California
               Bank & Trust)                                 1.36%       12/01/2029       $  2,700
                                                                                          --------
            FINANCIALS (1.0%)
            -----------------
            REITs - DIVERSIFIED (1.0%)
    2,075   New York Housing Finance Agency (LOC -
               Landesbank Hessen-Thuringen)                  0.45         5/01/2042          2,075
                                                                                          --------
            INDUSTRIALS (2.5%)
            ------------------
            AIRPORT SERVICES (2.5%)
    5,300   Metropolitan Nashville Airport Auth.(e)
               (LOC - Regions Bank)                          2.19         4/01/2030          5,300
                                                                                          --------
            MUNICIPAL BONDS (2.9%)
            ----------------------
            GENERAL OBLIGATION (2.8%)
    6,000   Illinois State (LIQ)                             3.25        10/01/2033          6,000
                                                                                          --------
            HOSPITAL (0.1%)
      200   Albany IDA (LOC - RBS Citizens, N.A.)            0.89         5/01/2035            200
                                                                                          --------
            Total Municipal Bonds                                                            6,200
                                                                                          --------
            Total Variable-Rate Demand Notes                                                18,340
                                                                                          --------

NUMBER
OF SHARES
--------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (0.8%)
1,641,632   State Street Institutional Liquid Reserve Fund, 0.09%(f)                         1,642
                                                                                          --------
            Total Money Market Instruments
               (cost: $19,982)                                                              19,982
                                                                                          --------
            TOTAL INVESTMENTS (COST: $210,752)                                            $210,622
                                                                                          ========

($ IN 000s)                                            VALUATION HIERARCHY
                                                       -------------------
                                           (LEVEL 1)         (LEVEL 2)
                                         QUOTED PRICES         OTHER           (LEVEL 3)
                                           IN ACTIVE        SIGNIFICANT       SIGNIFICANT
                                            MARKETS         OBSERVABLE       UNOBSERVABLE
                                         FOR IDENTICAL         INPUTS            INPUTS
ASSETS                                      ASSETS                                                   TOTAL
----------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                  $          --      $    87,691      $         --     $     87,691
  Eurodollar And Yankee Obligations                 --           17,096                --           17,096
  Asset-Backed Securities                           --           21,693                --           21,693
  Commercial Mortgage Securities                    --           22,441                --           22,441
  Municipal Bonds                                   --           41,719                --           41,719
Money Market Instruments:
  Variable-Rate Demand Notes                        --           18,340                --           18,340
  Money Market Funds                             1,642               --                --            1,642
----------------------------------------------------------------------------------------------------------
Total                                    $       1,642      $   208,980      $         --     $    210,622
----------------------------------------------------------------------------------------------------------

For the period of January 1, 2011, through September 30, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

7  | USAA Ultra Short-Term Bond Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Ultra Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager) under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature

================================================================================

8  | USAA Ultra Short-Term Bond Fund

================================================================================

and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all bonds, valued based on methods discussed in Note A1, and variable-rate demand notes, which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. NEW ACCOUNTING PRONOUNCEMENTS --
FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the Fund's financial statements or disclosures.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-

================================================================================

9   | USAA Ultra Short-Term Bond Fund

================================================================================

issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2011, the Fund's outstanding delayed delivery commitments, including interest purchased, were $1,935,000.

E. As of September 30, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2011, were $1,030,000 and $1,160,000, respectively, resulting in net unrealized depreciation of $130,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $214,905,000 at September 30, 2011, and, in total, may not equal 100%. Investments in foreign securities were 8.1% of net assets at September 30, 2011.
A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA     Economic Development Authority
IDA     Industrial Development Authority/Agency
REIT    Real estate investment trust

================================================================================

                                         Notes to Portfolio of Investments |  10

================================================================================

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from DEPFA Bank, plc.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at September 30, 2011.
(c) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at September 30, 2011. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(d) At September 30, 2011, the aggregate market value of securities purchased on a delayed delivery basis was $1,987,000.
(e) At September 30, 2011, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(f) Rate represents the money market fund annualized seven-day yield at September 30, 2011.
(g) Security was fair valued at September 30, 2011, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

================================================================================

11  | USAA Ultra Short-Term Bond Fund


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended SEPTEMBER 30, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    11/28/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     11/28/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    11/28/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.